Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Medicine ETF - Fidelity Disruptive Medicine ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	10.99%
Annual Return 2022	(21.71%)
Annual Return 2023	1.36%